Class II Prospectus | US Real Estate Portfolio
US Real Estate Portfolio

Prospectus Supplement

June 18, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 18, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2018

U.S. Real Estate Portfolio (Class II) (the "Fund")

The maximum expense ratio of the Class II shares and contractual advisory fee rate of the Fund have been decreased, effective July 1, 2018. Accordingly, effective July 1, 2018, the Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses of the Fund (Class II)—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class II Prospectus US Real Estate Portfolio CLASS II
Advisory Fee	0.70%	[1]
Distribution (12b-1) Fee	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.22%	[2]
Fee Waiver and/or Expense Reimbursement	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.07%	[2]
[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.07%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses of the Fund (Class II)—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class II Prospectus | US Real Estate Portfolio | CLASS II | USD ($)	109	372	656	1,464

Please retain this supplement for future reference.